Investor A Institutional [Member] Expense Example - Investor A, Institutional - BlackRock LifePath ESG Index 2035 Fund	Oct. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	118
Expense Example, with Redemption, 5 Years	218
Expense Example, with Redemption, 10 Years	513
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	197
Expense Example, with Redemption, 5 Years	356
Expense Example, with Redemption, 10 Years	$ 818